Non-Current Liabilities - US Warrant Liability (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Schedule of US Warrant Non-Current Liabilities

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$

Opening balance	131,896	722,966
Fair value movements	(131,896)	(591,070)
Exercising of warrants*	—	—

Closing Balance	—	131,896

*
In July 2017, the Group completed its first US capital raise after it entered into a securities purchase agreement with certain accredited investors for the Group to issue American Depositary Shares (ADSs) and Warrants of Immutep for cash consideration totaling A$6,561,765. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 1,973,451 of its ADSs. The warrants were issued with an exercise price of US$2.50 per ADS, were exercisable immediately and expired on January 5, 2023. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. During the financial year 2022, 1,347,211 of these warrants were exercised at US$2.49 each and 206,507 of these warrants remained as at June 30, 2022. During the financial year 2023 no warrants were exercised, and 206,507 warrants expired on January 5, 2023.